NOTE 7: RELATED PARTY TRANSACTIONS	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 7: RELATED PARTY TRANSACTIONS

NOTE 7: RELATED PARTY TRANSACTIONS

At November 30, 2017 and December 31, 2016, amounts due to related parties consisted of the following:

a)At November 30, 2017, the Company owed $384,490 (December 31, 2016 - $601,674) to Rose for costs paid by a subsidiary of Rose on behalf of the Company. The amounts are unsecured, non-interest bearing and due on demand.

b)At November 30, 2017, the Company owed $1,919,903 (December 31, 2016 - $1,518,946) to VANE Minerals Ltd.  During the eleven months ended November 30, 2017 and the year ended December 31, 2016, the parent company charged expenses and paid payables of the Company of $113,977 and $324,251, respectively, which were added to the loan principal.  The Company also received cash advances from the parent company of $189,967 during the eleven months ended November 30, 2017.  During the eleven months ended November 30, 2017 and the year ended December 31, 2017, the Company made repayments to the parent company of $81,475 and $194,945, respectively. The amounts owed to the Company’s parent company bear interest at 1% over the UK base rate and are due on demand.

c)At November 30, 2017, the Company owed $49,871 (December 31, 2016 - $0) to Magellan Gold Corporation who purchased the SDA Mill from Rose. The amounts are unsecured, non-interest bearing and due on demand.